Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income (loss)	$ (13,528,000)	$ (13,359,000)			$ 21,897,000	$ (38,534,000)		$ (50,425,000)		$ (230,474,000)
Changes in operating assets and liabilities:
Net income of discontinued operations, net of tax					(59,800,000)	(3,003,000)		(1,136,000)		265,000
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization					7,433,000	8,770,000		11,379,000		13,346,000
Goodwill impairment										170,000,000
Equity-based compensation					2,902,000	3,441,000		4,235,000		3,985,000
Amortization of deferred contract acquisition costs					2,136,000	1,251,000		1,790,000		1,106,000
Amortization of debt issuance costs					42,000
Loss on disposal of assets						1,675,000		1,683,000
Operating leases, net					229,000	73,000		57,000		(146,000)
Bad debt expense (recoveries), net					(167,000)	164,000		364,000		661,000
Deferred income taxes, net					615,000			(665,000)		66,000
Changes in assets and liabilities, excluding dispositions:
Accounts receivable					888,000	(4,974,000)		(5,175,000)		1,057,000
Contract assets					(1,638,000)	(191,000)		242,000		(4,048,000)
Prepaid and other current assets					(3,820,000)	(484,000)		(776,000)		(359,000)
Due from affiliates, net					3,252,000	6,358,000		9,737,000		1,599,000
Deferred contract acquisition costs					(4,557,000)	(2,893,000)		(5,368,000)		(2,752,000)
Other assets					13,000	(46,000)		27,000		110,000
Accounts payable					(3,987,000)	4,635,000		5,329,000		1,202,000
Accrued expenses					(3,816,000)	(1,286,000)		145,000		3,043,000
Deferred revenue					(166,000)	1,764,000		1,883,000		(284,000)
Other current liabilities					(18,000)	4,000		(58,000)		42,000
Other liabilities					(17,000)	(519,000)		248,000		(47,000)
Net cash, cash equivalents and restricted cash used in operating activities of continuing operations					(38,579,000)	(23,795,000)		(26,484,000)		(41,628,000)
Net cash, cash equivalents and restricted cash provided by operating activities of discontinued operations					849,000	7,847,000		9,301,000		(1,042,000)
Net cash, cash equivalents and restricted cash used in operating activities					(37,730,000)	(15,948,000)		(17,183,000)		(42,670,000)
Cash flows from investing activities:
Purchases of property and equipment					(543,000)	(941,000)		(1,074,000)
Net cash, cash equivalents and restricted cash used in investing activities of continuing operations					(543,000)	(941,000)
Net cash, cash equivalents and restricted cash provided by investing activities of discontinued operations					125,022,000
Net cash, cash equivalents and restricted cash provided by (used in) investing activities					124,479,000	(941,000)		(1,074,000)
Cash flows from financing activities:
Proceeds from convertible senior notes					50,000,000
Payment of debt issuance costs					(180,000)
(Repayment) proceeds from Promissory Notes					(119,640,000)	14,929,000		19,429,000		43,104,000
Repayment of finance leases					(154,000)	(15,000)		(21,000)		(19,000)
Net cash, cash equivalents and restricted cash provided by financing activities of continuing operations					(69,974,000)	14,914,000		19,408,000		43,085,000
Cash paid for income taxes					1,427,000	987,000		56,000		33,000
Operating lease right-of-use assets obtained in exchange for operating lease liabilities						584,000		583,000		1,731,000
Effect of foreign currency exchange rates on cash					(1,476,000)	2,840,000		(1,746,000)		(2,098,000)
Net increase in cash, cash equivalents and restricted cash					15,299,000	865,000		(595,000)		(1,683,000)
Cash, cash equivalents and restricted cash at beginning of period					5,621,000	6,156,000		6,243,000		7,926,000
Cash, cash equivalents and restricted cash at end of period					20,920,000	7,021,000		5,648,000		6,243,000
Less cash of discontinued operations		(56,000)		$ (56,000)		(56,000)		(27,000)		(87,000)
Cash, cash equivalents and restricted cash of continuing operations at end of period	20,920,000	6,965,000	20,920,000	6,965,000	20,920,000	6,965,000		5,621,000		6,156,000
Cash	19,483,000	5,165,000	19,483,000	5,165,000	19,483,000	5,165,000		3,505,000		4,264,000
Restricted cash	1,437,000	1,800,000	1,437,000	1,800,000	1,437,000	1,800,000		2,116,000		1,892,000
Total cash, cash equivalents and restricted cash of continuing operations at end of period	20,920,000	6,965,000	20,920,000	6,965,000	$ 20,920,000	$ 6,965,000		$ 5,621,000		$ 6,156,000
NEWTOWN LANE MARKETING, INCORPORATED [Member]
Cash flows from operating activities:
Net income (loss)	$ (66,029)	$ (15,804)	(84,173)	(30,663)			$ (155,680)		$ (62,411)
Adjustments to reconcile net loss to cash used in operating activities:
Contributed services			2,500	2,500			5,000		5,000
Changes in operating assets and liabilities:
Increase (decrease) in accounts payable and accrued expenses			(77,033)	4,423			115,772		20,464
Changes in assets and liabilities, excluding dispositions:
Net cash, cash equivalents and restricted cash used in operating activities			(158,706)	(23,740)			(34,908)		(36,947)
Cash flows from financing activities:
Due to unrelated party			160,086
Issuance convertible notes payable – related party				20,000
Issuance of convertible notes payable – Related Party							20,000		40,000
Proceeds from the exercise of stock options							8,362
Net cash, cash equivalents and restricted cash provided by financing activities of continuing operations			160,086	20,000			28,362		40,000
NET CHANGE IN CASH			1,380	(3,740)			(6,546)		3,053
CASH AT BEGINNING OF PERIOD			7,285	13,831			13,831		10,778
CASH AT END OF PERIOD			$ 8,665	$ 10,091			7,285		13,831
Cash paid for interest
Cash paid for taxes